Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2016 and 2015 were as follows:

	2016	2015
Balances as of January 1
Cost	9,414	2,328
Accumulated impairment	(186)	(207)

Book value	9,228	2,121
Changes in book value:
Acquisitions	14	7,464
Purchase accounting adjustments related to Freescale acquisition	(25)	—
Transfer to assets held for sale	(349)	(179)
Translation differences	(25)	(178)

Total changes	(385)	7,107
Balances as of December 31
Cost	9,029	9,414
Accumulated impairment	(186)	(186)

Book value	8,843	9,228